Preferred stock - Additional information (Detail)					3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 22, 2019 USD ($) $ / shares shares	Nov. 29, 2017 USD ($) shares	Oct. 27, 2017 USD ($) $ / shares shares	Oct. 14, 2014 USD ($) $ / shares shares	Jul. 31, 2019 shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2018 USD ($) shares	Jan. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) shares	Nov. 14, 2019 $ / shares	Apr. 30, 2019 shares	Jul. 31, 2018 shares	Apr. 30, 2018 shares	Jan. 31, 2017 shares
Proceeds from issuance of preferred shares | $								$ 0	$ 32,459,000
Preferred stock issued in exchange								25,311,535
Aggregate of common stock						35,759,355		1,994,721	1,638,331
Temporary equity, shares outstanding								98,178,078	98,178,078
Preferred stock authorized	20,000,000
Preferred stock par value | $ / shares	$ 0.01
Dividend paid | $						$ 14,955,000	$ 0
IPO [Member]
Issue price per share | $ / shares	$ 18.00
Aggregate of common stock	25,311,515
Dividend paid | $	$ 14,955,000
Senior A Redeemable Preferred Stock [Member]
Temporary equity, shares issued				13,674,365		0		13,674,365	13,674,365
Temporary equity, price per share | $ / shares				$ 2.1939
Proceeds from issuance of preferred shares | $				$ 30,000,000
Issuance cost incurred | $				$ 1,803,000
Temporary equity, shares outstanding						0		13,674,365	13,674,365
Junior Preferred Stock [Member]
Preferred stock issued in exchange				33,344,348
Conversion of Stock, Conversion Price | $ / shares								$ 1.66
Conversion Of Stock, Conversion Ratio								2.1973	2.1973
Redeemable Preferred Stock [Member]
Temporary equity, shares issued						0		42,560,530	42,560,530
Preferred stock issued in exchange				43,214,680
Temporary equity cancelled	42,560,530				(42,560,530)
Temporary equity, shares outstanding					0	0	42,560,782	42,560,530	42,560,530		42,560,530	42,560,782	42,560,530	42,560,530
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity, shares issued		4,598,571	4,598,571			0		9,197,142	9,197,142
Temporary equity, price per share | $ / shares			$ 3.6968
Proceeds from issuance of preferred shares | $		$ 17,000,000	$ 17,000,000
Issuance cost incurred | $		$ 1,541
Temporary equity cancelled					(9,197,142)
Temporary equity, shares outstanding					0	0	9,197,142	9,197,142	9,197,142		9,197,142	9,197,142	9,197,142
Junior Preferred Stock And Redeemable Preferred Stock [Member]
Issue price per share | $ / shares										$ 1.00